Financial instruments (Details) ₨ in Thousands, $ in Thousands		Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Assets
Cash and cash equivalents		₨ 1,934,918	$ 27,973	₨ 1,991,846	₨ 1,621,358
Other assets		1,831,937	26,484	1,108,532
Trade receivables	[1]	10,003,960		8,820,579
Other receivables	[2]	2,623,480		1,890,372
Other investments		194,639	2,814	145,718
Liabilities
Bank overdraft		1,553,203	$ 22,454	2,121,537	₨ 991,161
Finance lease liabilities		96,879		185,965
Other liabilities		172,423		207,046
Financial assets at carrying value, class [member]
Assets
Cash and cash equivalents		2,247,975		2,288,121
Other assets		347,189		360,378
Trade receivables		10,003,960		8,820,579
Other receivables		69,513		48,141
Other investments		194,639		145,718
Financial assets at fair value, class [member]
Assets
Cash and cash equivalents		2,247,975		2,288,121
Other assets		347,189		360,378
Trade receivables		10,003,960		8,820,579
Other receivables		69,513		48,141
Other investments		194,639		145,718
Financial liabilities at carrying value, class [member]
Liabilities
Bank overdraft		1,553,203		2,121,537
Finance lease liabilities		96,879		185,965
Other liabilities		172,423		207,046
Borrowings from banks		4,217,112		2,021,228
Borrowings from others		2,441,199		1,464,637
Trade and other payables		7,442,360		6,779,018
Derivative financial liabilities		5,066		1,729
Financial liabilities at fair value, class [member]
Liabilities
Bank overdraft		1,553,203		2,121,537
Finance lease liabilities		96,879		185,965
Other liabilities		172,423		207,046
Borrowings from banks		4,217,112		2,021,228
Borrowings from others		2,441,199		1,464,637
Trade and other payables		7,442,360		6,779,018
Derivative financial liabilities		5,066		1,729
Financial liabilities at amortised costs [member]
Liabilities
Bank overdraft		1,553,203		2,121,537
Finance lease liabilities		96,879		185,965
Other liabilities		172,423		207,046
Borrowings from banks		4,217,112		2,021,228
Borrowings from others		2,441,199		1,464,637
Trade and other payables		7,442,360		6,779,018
Derivative financial liabilities		0		0
Financial liabilities at FVTPL [member]
Liabilities
Bank overdraft		0		0
Finance lease liabilities		0		0
Other liabilities		0		0
Borrowings from banks		0		0
Borrowings from others		0		0
Trade and other payables		0		0
Derivative financial liabilities		5,066		1,729
Financial liabilities at FVTOCI [member]
Liabilities
Bank overdraft		0		0
Finance lease liabilities		0		0
Other liabilities		0		0
Borrowings from banks		0		0
Borrowings from others		0		0
Trade and other payables		0		0
Derivative financial liabilities		0		0
Financial assets at amortised costs [member]
Assets
Cash and cash equivalents		2,247,975		2,288,121
Other assets		347,189		360,378
Trade receivables		10,003,960		8,820,579
Other receivables		69,513		48,141
Other investments		192,929		144,008
Financial assets at FVTPL [member]
Assets
Cash and cash equivalents		0		0
Other assets		0		0
Trade receivables		0		0
Other receivables		0		0
Other investments		0		0
Financial assets at FVTOCI [member]
Assets
Cash and cash equivalents		0		0
Other assets		0		0
Trade receivables		0		0
Other receivables		0		0
Other investments		₨ 1,710		₨ 1,710

[1]	Trade receivables as of March 31, 2019 and March 31, 2018 are stated net of allowance for doubtful receivables. The Group maintains an allowance for doubtful receivables based on expected credit loss model. Trade receivables are not collateralized except to the extent of refundable deposits received from cybercafé franchisees and from cable television operators. The Group’s exposure to credit and currency risks and impairment losses related to trade and other receivables, excluding construction work in progress is disclosed in note 36.
[2]	Other receivables comprises of the following items: Refer Trade and other receivables (Details 3)